G. Stockholders' Equity - Warrant Activity (Details 2) - Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Number of Shares
Outstanding beginning balance	16,845,664	16,925,664
Granted	37,298,250	50,000
Exercised	0	(80,000)
Cancelled	(1,196,037)	(50,000)
Forfeited	0	0
Outstanding ending balance	52,947,877	16,845,664
Exercisable	52,947,877	16,845,664
Exercise Price
Outstanding beginning balance	$ 0.27	$ 0.27
Granted	0.22	0.49
Exercised	0	0.25
Expired or Canceled	0.34	0.38
Forfeited	0	0.00
Outstanding ending balance	0.23	0.27
Exercisable	$ 0.23	$ 0.27
Remaining Contractual Term (in years)
Outstanding beginning balance	2 years 2 months 12 days	3 years 1 month 6 days
Outstanding ending balance	3 years 3 months 18 days	2 years 2 months 12 days
Exercisable	3 years 3 months 18 days	2 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding beginning balance	$ 206,626	$ 215,048
Granted	1,864,913
Exercised		10,975
Canceled	156,000
Outstanding ending balance	0	206,626
Exercisable	$ 0	$ 206,626